Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current liabilities
Payable to Italian regulator (Note 18)	$ 179,197	$ 0
Accrued interest payable	165,290	171,486
Employee compensation	158,236	155,753
Accrued expenses	127,092	168,160
Taxes other than income taxes	123,267	112,690
Current financial liabilities	108,915	48,584
Jackpot liabilities	95,574	110,979
Deferred revenue	80,528	57,089
Advance payments from customers	25,473	33,976
Short-term provisions	5,771	19,544
Advance billings	3,331	17,370
Other	24,371	26,955
Total other current liabilities	$ 1,097,045	$ 922,586